Convertible Notes Payable (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Convertible Promissory Notes
Convertible promissory notes issued	$ 6,505,274
Notes repaid	(2,750,000)
Less amounts converted to common stock	(500,000)
Convertible promissory notes before discount	3,255,274
Less debt discount	2,027,531
Balance June 30, 2012	$ 1,227,743	$ 2,050,000